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BELL, BOYD & LLOYD PLLC                          1615 L STREET NW,
SUITE 1200
                                                 WASHINGTON, DC 20036-5610
                                                 202.466.6300 FAX 202.463.0678

                                                 OFFICES IN WASHINGTON, D.C
                                                 AND CHICAGO
Stacy H. Winick
202.955.7040
swinick@bellboyd.com
DIRECT FAX: 312.827.8188


                                            December 15, 2005

Via Electronic Submission (EDGAR)
---------------------------------
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

                    NUVEEN COMMODITIES INCOME AND GROWTH FUND
              NUVEEN COMMODITIES INCOME AND GROWTH MASTER FUND LLC
                       REGISTRATION STATEMENT ON FORM S-1

Ladies and Gentlemen:

     On behalf of Nuveen Commodities Income and Growth Fund (the "Fund") and Nuveen Commodities Income and Growth Master Fund LLC (as a co-registrant pursuant to Rule 140 of the Securities Act of 1933, as amended (the "Securities Act")), we hereby submit in electronic format, for filing under the Securities Act, a registration statement on Form S-1 (the "Registration Statement"), together with certain exhibits thereto, in connection with the proposed offering by the Fund of its common units of beneficial interest.

     We have filed the Registration Statement on Form S-1 for review by the Division of Corporation Finance. Please note that we are not registering the Fund or the co-registrant pursuant to the Investment Company Act of 1940, as amended. As a courtesy, a copy of this filing has been forwarded to Ms. Mary Cole in the Division of Investment Management. Ms. Cole currently is the staff member responsible for reviewing filings under the Investment Company Act of 1940, as amended, made on behalf of Nuveen-related investment company entities. In addition, a copy of the Registration Statement has been filed with the National Futures Association pursuant to Regulation 4.36(d) promulgated by the Commodity Futures Trading Commission under the Commodity Exchange Act, as amended, related to commodity pools and commodity trading advisors.

     In accordance with Rule 457(o), a wire transfer in the amount of $2,675 has been made on behalf of the Fund in payment of the filing fee.

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     In the event you have any questions or comments relating to this filing, please call the undersigned at 202-955-7040 or Kevin McCarthy at 312-807-4341.

                                            Very truly yours,

                                            /s/ Stacy H. Winick
                                            -------------------

Enclosures
Copies to:  J. Droeger
            W. Kelly
            G. Zimmerman
            D. Mitchell
            D. Weiss
            M. Cole (SEC)
            National Futures Association, Compliance Department